UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809075.110

AFHC-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 28.2%
Biotechnology - 28.2%
Acorda Therapeutics, Inc. (a)	40,845	$ 1,250,265
Actelion Ltd.	54,838	4,245,737
Alexion Pharmaceuticals, Inc. (a)	197,368	24,266,396
Alnylam Pharmaceuticals, Inc. (a)	4,300	247,723
Amgen, Inc.	463,000	53,707,996
ARIAD Pharmaceuticals, Inc. (a)	517,900	1,139,380
Biogen Idec, Inc. (a)	108,283	26,441,626
BioMarin Pharmaceutical, Inc. (a)	13,069	820,995
Biovitrum AB (a)	293,000	2,803,373
Celldex Therapeutics, Inc. (a)	31,300	717,083
Cubist Pharmaceuticals, Inc. (a)	114,719	7,112,578
Discovery Laboratories, Inc. (a)(d)	759,738	1,565,060
Dyax Corp. (a)	176,800	1,453,296
Genomic Health, Inc. (a)	72,100	2,157,232
Gilead Sciences, Inc. (a)	747,834	53,088,736
Grifols SA ADR	236,187	7,123,400
Insmed, Inc. (a)	143,900	2,049,136
Intercept Pharmaceuticals, Inc.	39,421	2,138,195
InterMune, Inc. (a)	234,400	3,302,696
Lexicon Pharmaceuticals, Inc. (a)	724,111	1,737,866
Medivation, Inc. (a)	123,200	7,374,752
Neurocrine Biosciences, Inc. (a)	340,464	3,213,980
NPS Pharmaceuticals, Inc. (a)	89,690	2,581,278
Pharmacyclics, Inc. (a)	6,516	773,058
PTC Therapeutics, Inc. (a)	100,000	1,799,000
Puma Biotechnology, Inc. (a)	80,000	3,064,800
Regeneron Pharmaceuticals, Inc. (a)	39,339	11,313,896
Spectrum Pharmaceuticals, Inc.	179,500	1,541,905
TESARO, Inc. (a)	20,600	793,100
Vanda Pharmaceuticals, Inc. (a)	198,000	1,417,680
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,430,514
		232,672,732
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	167,835	3,371,805
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
CVS Caremark Corp.	53,046	3,302,644
HEALTH CARE EQUIPMENT & SUPPLIES - 13.9%
Health Care Equipment - 12.5%
Accuray, Inc. (a)	205,000	1,383,750
Boston Scientific Corp. (a)	2,674,401	31,263,748
C.R. Bard, Inc.	53,122	7,236,279
Cardiovascular Systems, Inc. (a)	59,020	1,791,257
CONMED Corp.	136,775	4,960,829
Covidien PLC	145,123	9,303,836
Genmark Diagnostics, Inc. (a)	22,000	266,200
HeartWare International, Inc. (a)	57,455	4,168,935

	Shares	Value
Insulet Corp. (a)	101,500	$ 3,960,530
Intuitive Surgical, Inc. (a)	25,280	9,391,520
Masimo Corp.	120,878	3,096,894
Smith & Nephew PLC sponsored ADR	78,063	5,012,425
Stryker Corp.	169,688	12,533,156
Volcano Corp. (a)	264,700	5,074,299
Zeltiq Aesthetics, Inc. (a)	240,000	3,112,800
		102,556,458
Health Care Supplies - 1.4%
Derma Sciences, Inc. (a)	210,000	2,429,700
The Cooper Companies, Inc.	70,750	9,141,608
		11,571,308
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		114,127,766
HEALTH CARE PROVIDERS & SERVICES - 15.8%
Health Care Distributors & Services - 4.5%
Amplifon SpA	595,195	3,175,935
McKesson Corp.	214,832	33,586,835
		36,762,770
Health Care Facilities - 1.9%
Brookdale Senior Living, Inc. (a)	140,801	3,812,891
Emeritus Corp. (a)	118,100	2,262,796
Hanger, Inc. (a)	61,265	2,248,426
HCA Holdings, Inc.	59,300	2,795,402
NMC Health PLC	341,800	1,985,557
Ramsay Health Care Ltd.	67,936	2,491,337
		15,596,409
Health Care Services - 4.4%
BioScrip, Inc. (a)	305,500	2,141,555
Catamaran Corp. (a)	364,449	17,099,549
MEDNAX, Inc. (a)	74,400	8,111,088
Quest Diagnostics, Inc.	120,248	7,204,058
Surgical Care Affiliates, Inc.	82,000	2,152,500
		36,708,750
Managed Health Care - 5.0%
Aetna, Inc.	28,400	1,780,680
CIGNA Corp.	238,212	18,337,560
Humana, Inc.	152,237	14,028,640
UnitedHealth Group, Inc.	102,164	6,973,715
		41,120,595
TOTAL HEALTH CARE PROVIDERS & SERVICES		130,188,524
HEALTH CARE TECHNOLOGY - 4.2%
Health Care Technology - 4.2%
athenahealth, Inc. (a)(d)	29,965	4,000,627
Cerner Corp. (a)	427,556	23,955,963
HealthStream, Inc. (a)	124,808	4,458,142
HMS Holdings Corp. (a)	101,300	2,140,469
		34,555,201
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
Danaher Corp.	40,200	$ 2,898,018
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Maximus, Inc.	101,640	4,924,458
LIFE SCIENCES TOOLS & SERVICES - 6.4%
Life Sciences Tools & Services - 6.4%
Bruker BioSciences Corp. (a)	119,600	2,445,820
Illumina, Inc. (a)(d)	286,625	26,802,304
Thermo Fisher Scientific, Inc.	238,883	23,357,980
		52,606,104
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	138,572	4,327,604
PHARMACEUTICALS - 26.9%
Pharmaceuticals - 26.9%
AbbVie, Inc.	314,427	15,233,988
Actavis PLC (a)	284,103	43,916,642
Aratana Therapeutics, Inc.	15,423	307,843
Aratana Therapeutics, Inc. (e)	113,365	2,036,489
Bayer AG	82,500	10,253,796
Cadence Pharmaceuticals, Inc. (a)	149,019	734,664
Dechra Pharmaceuticals PLC	107,100	1,184,897
Endo Health Solutions, Inc. (a)	80,669	3,527,655
Impax Laboratories, Inc. (a)	110,643	2,241,627
Jazz Pharmaceuticals PLC (a)	70,815	6,425,753
Meda AB (A Shares)	106,800	1,199,843
Merck & Co., Inc.	336,933	15,192,309
Mylan, Inc. (a)	277,192	10,497,261
Orexo AB (a)	58,600	1,175,608
Pacira Pharmaceuticals, Inc. (a)	60,700	3,065,957
Perrigo Co. (d)	197,997	27,301,806
Salix Pharmaceuticals Ltd. (a)	102,600	7,361,550
Santarus, Inc. (a)	193,400	4,512,022
Shire PLC sponsored ADR	147,800	19,672,180
The Medicines Company (a)	164,600	5,583,232
UCB SA	79,200	5,206,787
Valeant Pharmaceuticals International, Inc. (Canada) (a)	96,804	10,226,788
ViroPharma, Inc. (a)	294,066	11,415,642
Zoetis, Inc. Class A	434,500	13,756,270
		222,030,609
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.7%
Towers Watson & Co.	29,650	3,404,117
WageWorks, Inc. (a)	45,873	2,349,156
		5,753,273

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Development - 0.2%
PT Lippo Karawaci Tbk (a)	15,620,000	$ 1,565,802
TOTAL COMMON STOCKS (Cost $595,698,496)		812,324,540
Convertible Preferred Stocks - 0.3%

HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	2,680,928
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.09% (b)	11,021,652	11,021,652
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	50,291,688	50,291,688
TOTAL MONEY MARKET FUNDS (Cost $61,313,340)		61,313,340
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $659,044,949)		876,318,808
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(52,334,225)
NET ASSETS - 100%		$ 823,984,583
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,717,417 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aratana Therapeutics, Inc.	10/14/13	$ 1,813,840
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,877
Fidelity Securities Lending Cash Central Fund	108,556
Total	$ 110,433
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 812,324,540	$ 810,288,051	$ 2,036,489	$ -
Convertible Preferred Stocks	2,680,928	-	-	2,680,928
Money Market Funds	61,313,340	61,313,340	-	-
Total Investments in Securities:	$ 876,318,808	$ 871,601,391	$ 2,036,489	$ 2,680,928
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $659,896,224. Net unrealized appreciation aggregated $216,422,584, of which $226,443,206 related to appreciated investment securities and $10,020,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809094.110

AFFS-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 13.8%
Asset Management & Custody Banks - 10.6%
Affiliated Managers Group, Inc. (a)	10,914	$ 2,154,860
Ameriprise Financial, Inc.	18,200	1,829,828
BlackRock, Inc. Class A	4,306	1,295,288
Carlyle Group LP	36,400	1,125,488
Franklin Resources, Inc.	30,550	1,645,423
Invesco Ltd.	108,738	3,669,908
Oaktree Capital Group LLC Class A	21,000	1,195,320
The Blackstone Group LP	95,165	2,500,936
		15,417,051
Diversified Capital Markets - 0.3%
UBS AG (NY Shares)	23,003	445,338
Investment Banking & Brokerage - 2.9%
E*TRADE Financial Corp. (a)	76,300	1,290,233
FXCM, Inc. Class A	45,600	747,384
Raymond James Financial, Inc.	47,500	2,168,375
		4,205,992
TOTAL CAPITAL MARKETS		20,068,381
COMMERCIAL BANKS - 18.3%
Diversified Banks - 9.8%
Comerica, Inc.	24,795	1,073,624
U.S. Bancorp	187,808	7,016,507
Wells Fargo & Co.	144,648	6,175,023
		14,265,154
Regional Banks - 8.5%
BB&T Corp.	34,500	1,171,965
CIT Group, Inc.	16,000	770,560
CoBiz, Inc.	57,191	620,522
Commerce Bancshares, Inc.	24,900	1,145,649
East West Bancorp, Inc.	33,000	1,111,770
Fifth Third Bancorp	108,740	2,069,322
M&T Bank Corp. (d)	21,270	2,393,513
PNC Financial Services Group, Inc.	23,070	1,696,337
Popular, Inc. (a)	42,700	1,078,175
Texas Capital Bancshares, Inc. (a)	7,750	403,388
		12,461,201
TOTAL COMMERCIAL BANKS		26,726,355
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
Capital One Financial Corp.	84,238	5,784,623
SLM Corp.	84,365	2,140,340
Springleaf Holdings, Inc.	32,500	660,725
		8,585,688
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	47,591	1,353,488

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 20.0%
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. Class B (a)	15,349	$ 1,766,363
Other Diversified Financial Services - 14.7%
Bank of America Corp.	512,156	7,149,698
Citigroup, Inc.	145,865	7,115,295
JPMorgan Chase & Co.	139,531	7,191,425
		21,456,418
Specialized Finance - 4.1%
IntercontinentalExchange, Inc. (a)(d)	12,454	2,400,259
McGraw-Hill Companies, Inc.	35,000	2,438,800
MSCI, Inc. Class A (a)	26,582	1,083,748
		5,922,807
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,145,588
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc. (a)	51,400	1,391,912
INSURANCE - 18.7%
Insurance Brokers - 2.0%
Marsh & McLennan Companies, Inc.	65,400	2,995,320
Life & Health Insurance - 3.9%
MetLife, Inc.	79,826	3,776,568
Prudential PLC	36,772	752,016
Torchmark Corp.	16,200	1,180,332
		5,708,916
Multi-Line Insurance - 1.6%
American International Group, Inc.	15,130	781,465
HCC Insurance Holdings, Inc.	32,550	1,485,908
		2,267,373
Property & Casualty Insurance - 9.8%
ACE Ltd.	32,649	3,116,021
Allied World Assurance Co. Holdings Ltd.	19,200	2,079,168
Allstate Corp.	51,640	2,740,018
Fidelity National Financial, Inc. Class A	59,500	1,674,925
ProAssurance Corp.	25,200	1,142,064
The Travelers Companies, Inc.	41,192	3,554,870
		14,307,066
Reinsurance - 1.4%
Everest Re Group Ltd.	13,400	2,060,116
TOTAL INSURANCE		27,338,791
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
eBay, Inc. (a)	5,900	310,989
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
EVERTEC, Inc.	42,400	994,704
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Fiserv, Inc. (a)	19,133	$ 2,003,799
FleetCor Technologies, Inc. (a)	13,700	1,580,295
The Western Union Co.	61,100	1,039,922
Visa, Inc. Class A	8,030	1,579,260
		7,197,980
REAL ESTATE INVESTMENT TRUSTS - 9.7%
Mortgage REITs - 1.0%
Blackstone Mortgage Trust, Inc.	19,000	465,310
Redwood Trust, Inc. (d)	58,300	1,021,416
		1,486,726
Retail REITs - 3.1%
CBL & Associates Properties, Inc.	44,000	871,640
Simon Property Group, Inc.	23,338	3,606,888
		4,478,528
Specialized REITs - 5.6%
American Tower Corp.	65,150	5,169,653
Rayonier, Inc.	34,500	1,622,190
Ventas, Inc.	21,735	1,417,991
		8,209,834
TOTAL REAL ESTATE INVESTMENT TRUSTS		14,175,088
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Real Estate Services - 3.4%
Altisource Portfolio Solutions SA	14,400	2,264,832
CBRE Group, Inc. (a)	115,887	2,692,055
		4,956,887
THRIFTS & MORTGAGE FINANCE - 1.4%
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	50,000	407,000

	Shares	Value
Ocwen Financial Corp. (a)	23,450	$ 1,318,594
Radian Group, Inc.	19,600	285,572
		2,011,166
TOTAL COMMON STOCKS (Cost $132,533,198)		143,262,313
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.09% (b)	2,660,029	2,660,029
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,474,428	5,474,428
TOTAL MONEY MARKET FUNDS (Cost $8,134,457)		8,134,457
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $140,667,655)		151,396,770
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(5,548,470)
NET ASSETS - 100%		$ 145,848,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 624
Fidelity Securities Lending Cash Central Fund	1,986
Total	$ 2,610
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 143,262,313	$ 142,510,297	$ 752,016	$ -
Money Market Funds	8,134,457	8,134,457	-	-
Total Investments in Securities:	$ 151,396,770	$ 150,644,754	$ 752,016	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $141,938,756. Net unrealized appreciation aggregated $9,458,014, of which $11,587,881 related to appreciated investment securities and $2,129,867 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809093.110

AFCY-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 15.5%
Aerospace & Defense - 15.5%
Honeywell International, Inc.	296,792	$ 25,740,770
Precision Castparts Corp.	72,982	18,497,288
Teledyne Technologies, Inc. (a)	114,631	10,181,525
Textron, Inc.	112,621	3,242,359
United Technologies Corp.	400,591	42,562,794
		100,224,736
AIR FREIGHT & LOGISTICS - 3.0%
Air Freight & Logistics - 3.0%
FedEx Corp.	147,354	19,303,374
AUTO COMPONENTS - 2.3%
Auto Parts & Equipment - 2.3%
Johnson Controls, Inc.	314,288	14,504,391
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
A.O. Smith Corp.	199,486	10,303,452
Aspen Aerogels, Inc. warrants 3/28/23 (a)(c)	3,499,903	35
		10,303,487
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Environmental & Facility Services - 1.9%
Stericycle, Inc. (a)	42,824	4,976,149
Waste Connections, Inc.	174,600	7,462,404
		12,438,553
CONSTRUCTION & ENGINEERING - 3.8%
Construction & Engineering - 3.8%
Chicago Bridge & Iron Co. NV	72,240	5,352,262
EMCOR Group, Inc.	181,839	6,738,953
URS Corp.	234,098	12,692,794
		24,784,009
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	134,800	6,447,484
Eaton Corp. PLC	221,260	15,612,106
Generac Holdings, Inc.	116,844	5,766,251
Hubbell, Inc. Class B	101,834	10,951,228
Rockwell Automation, Inc.	95,768	10,573,745
		49,350,814
INDUSTRIAL CONGLOMERATES - 17.3%
Industrial Conglomerates - 17.3%
Danaher Corp.	488,332	35,203,854
General Electric Co.	2,908,405	76,025,706
		111,229,560

	Shares	Value
MACHINERY - 28.5%
Construction & Farm Machinery & Heavy Trucks - 11.0%
Caterpillar, Inc.	258,274	$ 21,529,721
Cummins, Inc.	115,942	14,726,953
Manitowoc Co., Inc.	619,756	12,060,452
Oshkosh Truck Corp.	92,512	4,402,646
Toro Co.	113,376	6,682,381
Wabtec Corp.	172,545	11,248,209
		70,650,362
Industrial Machinery - 17.5%
Dover Corp.	103,273	9,479,429
GEA Group AG	144,815	6,301,753
Global Brass & Copper Holdings, Inc.	78,948	1,478,696
Graco, Inc.	98,326	7,596,667
Harsco Corp.	246,509	6,872,671
IDEX Corp.	118,669	8,205,961
Ingersoll-Rand PLC	128,087	8,649,715
ITT Corp.	167,066	6,637,532
Nordson Corp.	19,791	1,426,733
Pall Corp.	109,967	8,854,543
Parker Hannifin Corp.	109,394	12,768,468
Pentair Ltd.	169,779	11,390,473
Timken Co.	117,271	6,193,082
TriMas Corp. (a)	152,475	5,772,704
Valmont Industries, Inc.	79,548	11,176,494
		112,804,921
TOTAL MACHINERY		183,455,283
PROFESSIONAL SERVICES - 7.8%
Human Resource & Employment Services - 2.2%
Towers Watson & Co.	125,184	14,372,375
Research & Consulting Services - 5.6%
Dun & Bradstreet Corp.	112,765	12,267,704
Nielsen Holdings B.V.	393,712	15,528,001
Verisk Analytics, Inc. (a)	118,843	8,143,122
		35,938,827
TOTAL PROFESSIONAL SERVICES		50,311,202
ROAD & RAIL - 4.8%
Railroads - 3.8%
Union Pacific Corp.	161,988	24,524,983
Trucking - 1.0%
J.B. Hunt Transport Services, Inc.	89,644	6,725,989
TOTAL ROAD & RAIL		31,250,972
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Trading Companies & Distributors - 3.7%
W.W. Grainger, Inc.	28,394	7,637,134
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	72,971	$ 6,953,407
WESCO International, Inc. (a)	110,120	9,410,855
		24,001,396
TOTAL COMMON STOCKS (Cost $474,012,739)		631,157,777
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,179,688	1,179,688
8% 12/6/14 (c)	1,115,624	1,115,624
8% 3/28/16 (c)	90,496	90,496
TOTAL CONVERTIBLE BONDS (Cost $2,385,773)		2,385,808
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $15,055,712)	15,055,712	15,055,712
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $491,454,224)		648,599,297
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,791,688)
NET ASSETS - 100%		$ 644,807,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,385,843 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 35
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,179,688
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,115,624
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 90,461
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,610
Fidelity Securities Lending Cash Central Fund	1,059
Total	$ 3,669
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 631,157,777	$ 631,157,742	$ -	$ 35
Convertible Bonds	2,385,808	-	-	2,385,808
Money Market Funds	15,055,712	15,055,712	-	-
Total Investments in Securities:	$ 648,599,297	$ 646,213,454	$ -	$ 2,385,843
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $493,168,294. Net unrealized appreciation aggregated $155,431,003, of which $157,098,557 related to appreciated investment securities and $1,667,554 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809085.110

AFCI-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
AUTO COMPONENTS - 3.4%
Auto Parts & Equipment - 3.4%
Delphi Automotive PLC	47,015	$ 2,689,258
TRW Automotive Holdings Corp. (a)	13,656	1,025,702
		3,714,960
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	56,804	1,688,215
DISTRIBUTORS - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	37,496	1,238,493
HOTELS, RESTAURANTS & LEISURE - 8.3%
Hotels, Resorts & Cruise Lines - 1.7%
Wyndham Worldwide Corp.	27,549	1,829,254
Restaurants - 6.6%
Bloomin' Brands, Inc. (a)	55,180	1,381,155
Panera Bread Co. Class A (a)	11,292	1,783,233
Texas Roadhouse, Inc. Class A	34,619	949,253
Yum! Brands, Inc.	47,408	3,205,729
		7,319,370
TOTAL HOTELS, RESTAURANTS & LEISURE		9,148,624
HOUSEHOLD DURABLES - 2.8%
Homebuilding - 1.2%
NVR, Inc. (a)	1,400	1,284,248
Housewares & Specialties - 1.6%
Jarden Corp. (a)	32,568	1,802,964
TOTAL HOUSEHOLD DURABLES		3,087,212
INTERNET & CATALOG RETAIL - 6.9%
Internet Retail - 6.9%
Expedia, Inc.	21,691	1,277,166
Liberty Media Corp.:
Interactive Series A (a)	94,968	2,560,337
Series A (a)	10,318	1,107,844
priceline.com, Inc. (a)	2,500	2,634,575
		7,579,922
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Leisure Products - 1.5%
Brunswick Corp.	36,300	1,638,219
MEDIA - 27.1%
Broadcasting - 5.5%
Discovery Communications, Inc. Class A (a)	17,700	1,573,884
Liberty Media Corp. Class A (a)	12,481	1,908,470
Scripps Networks Interactive, Inc. Class A	16,686	1,343,223
Sinclair Broadcast Group, Inc. Class A	37,240	1,193,914
		6,019,491

	Shares	Value
Cable & Satellite - 7.8%
AMC Networks, Inc. Class A (a)	19,839	$ 1,390,516
Comcast Corp. Class A	34,074	1,621,241
DIRECTV (a)	44,960	2,809,550
Liberty Global PLC Class A (a)	35,800	2,805,646
		8,626,953
Movies & Entertainment - 13.8%
The Walt Disney Co.	88,606	6,077,483
Time Warner, Inc.	57,890	3,979,359
Twenty-First Century Fox, Inc. Class A	152,833	5,208,549
		15,265,391
TOTAL MEDIA		29,911,835
MULTILINE RETAIL - 5.4%
General Merchandise Stores - 5.4%
Dollar General Corp. (a)	56,177	3,245,907
Dollar Tree, Inc. (a)	46,321	2,705,146
		5,951,053
SPECIALTY RETAIL - 28.8%
Apparel Retail - 9.8%
Abercrombie & Fitch Co. Class A	24,702	925,831
Foot Locker, Inc.	62,351	2,163,580
L Brands, Inc.	35,501	2,222,718
Ross Stores, Inc.	29,791	2,304,334
TJX Companies, Inc.	52,708	3,204,119
		10,820,582
Automotive Retail - 3.6%
AutoZone, Inc. (a)	4,936	2,145,630
O'Reilly Automotive, Inc. (a)	14,407	1,783,731
		3,929,361
Home Improvement Retail - 3.8%
Lowe's Companies, Inc.	84,848	4,223,733
Homefurnishing Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	18,154	1,403,667
Williams-Sonoma, Inc.	22,658	1,188,186
		2,591,853
Specialty Stores - 9.3%
Cabela's, Inc. Class A (a)	18,428	1,093,149
Dick's Sporting Goods, Inc.	47,363	2,520,185
PetSmart, Inc.	28,989	2,109,240
Sally Beauty Holdings, Inc. (a)	73,595	1,937,020
Staples, Inc.	63,100	1,017,172
Vitamin Shoppe, Inc. (a)	32,980	1,547,092
		10,223,858
TOTAL SPECIALTY RETAIL		31,789,387
TEXTILES, APPAREL & LUXURY GOODS - 9.7%
Apparel, Accessories & Luxury Goods - 4.9%
PVH Corp.	15,950	1,986,892
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Swatch Group AG (Bearer) (Reg.)	11,934	$ 1,329,727
VF Corp.	9,801	2,107,215
		5,423,834
Footwear - 4.8%
NIKE, Inc. Class B	36,632	2,775,240
Steven Madden Ltd. (a)	17,575	644,651
Wolverine World Wide, Inc.	31,148	1,798,486
		5,218,377
TOTAL TEXTILES, APPAREL & LUXURY GOODS		10,642,211
TOTAL COMMON STOCKS (Cost $85,743,778)		106,390,131
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b) (Cost $3,775,795)	3,775,795	$ 3,775,795
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $89,519,573)		110,165,926
NET OTHER ASSETS (LIABILITIES) - 0.1%		144,731
NET ASSETS - 100%		$ 110,310,657
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544
Fidelity Securities Lending Cash Central Fund	2,306
Total	$ 2,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $89,810,326. Net unrealized appreciation aggregated $20,355,600, of which $21,043,110 related to appreciated investment securities and $687,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809068.110

AFUG-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
ELECTRIC UTILITIES - 32.3%
Electric Utilities - 32.3%
American Electric Power Co., Inc.	167,766	$ 7,858,159
Duke Energy Corp.	244,091	17,508,648
Edison International	173,302	8,496,997
Entergy Corp.	71,720	4,641,718
ITC Holdings Corp.	36,180	3,639,346
NextEra Energy, Inc.	177,340	15,029,565
OGE Energy Corp.	300,725	11,096,753
		68,271,186
GAS UTILITIES - 6.1%
Gas Utilities - 6.1%
ONEOK, Inc.	228,559	12,913,584
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.8%
Independent Power Producers & Energy Traders - 11.8%
Calpine Corp. (a)	421,917	8,510,066
NRG Energy, Inc.	388,215	11,075,774
The AES Corp.	369,209	5,202,155
		24,787,995
MULTI-UTILITIES - 29.5%
Multi-Utilities - 29.5%
Ameren Corp.	265,100	9,591,318
CenterPoint Energy, Inc.	478,919	11,781,407
Dominion Resources, Inc.	81,200	5,176,500
NiSource, Inc.	266,863	8,411,522
PG&E Corp.	250,918	10,500,918
Sempra Energy	185,437	16,900,728
		62,362,393
OIL, GAS & CONSUMABLE FUELS - 18.8%
Oil & Gas Exploration & Production - 3.7%
Energen Corp.	100,843	7,898,024
Oil & Gas Storage & Transport - 15.1%
Cheniere Energy, Inc. (a)	147,819	5,883,196

	Shares	Value
Enbridge, Inc.	150,400	$ 6,520,002
Energy Transfer Equity LP	123,600	8,354,124
Plains GP Holdings LP Class A	162,800	3,628,812
The Williams Companies, Inc.	207,266	7,401,469
		31,787,603
TOTAL OIL, GAS & CONSUMABLE FUELS		39,685,627
TOTAL COMMON STOCKS (Cost $185,719,817)		208,020,785
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.09% (b)	1,686,462	1,686,462
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,188,031	2,188,031
TOTAL MONEY MARKET FUNDS (Cost $3,874,493)		3,874,493
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $189,594,310)		211,895,278
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(766,457)
NET ASSETS - 100%		$ 211,128,821
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 491
Fidelity Securities Lending Cash Central Fund	6,837
Total	$ 7,328
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $189,696,019. Net unrealized appreciation aggregated $22,199,259, of which $23,197,952 related to appreciated investment securities and $998,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809103.110

AFTF-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 7,510
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)(d)	26,940	4,308,784
CHEMICALS - 0.1%
Commodity Chemicals - 0.0%
LG Chemical Ltd.	1,667	470,438
Diversified Chemicals - 0.1%
Oci Co. Ltd.	4,715	853,007
TOTAL CHEMICALS		1,323,445
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Sanix, Inc. (a)	18,100	195,890
COMMUNICATIONS EQUIPMENT - 8.6%
Communications Equipment - 8.6%
AAC Technology Holdings, Inc.	16,500	72,891
ADTRAN, Inc.	53,462	1,255,288
ADVA Optical Networking SE (a)	245,713	1,315,118
Alcatel-Lucent SA (a)(d)	289,353	1,108,528
Alcatel-Lucent SA sponsored ADR (a)	1,279,079	4,898,873
Aruba Networks, Inc. (a)	97,844	1,835,553
BlackBerry Ltd. (a)	300	2,373
Brocade Communications Systems, Inc. (a)	14,000	112,280
Ciena Corp. (a)(d)	186,733	4,345,277
Cisco Systems, Inc.	330,122	7,427,745
Comba Telecom Systems Holdings Ltd. (a)	66,000	21,793
F5 Networks, Inc. (a)	119,316	9,725,447
Finisar Corp. (a)	63	1,450
Infinera Corp. (a)(d)	301,406	3,077,355
Ixia (a)	194,000	2,750,920
JDS Uniphase Corp. (a)	681	8,914
Juniper Networks, Inc. (a)	1,257,748	23,444,423
Motorola Solutions, Inc.	18	1,125
Nokia Corp. (a)	269,000	2,044,612
Palo Alto Networks, Inc. (a)	133	5,607
Polycom, Inc. (a)	119	1,238
Radware Ltd. (a)	207,210	3,101,934
Riverbed Technology, Inc. (a)	470	6,965
Ruckus Wireless, Inc. (d)	130,610	1,893,845
Sandvine Corp. (U.K.) (a)	1,305,800	3,318,822
SerComm Corp.	273,000	380,725
Sonus Networks, Inc. (a)	1,379,670	4,139,010
Spirent Communications PLC	718,194	1,277,071
		77,575,182

	Shares	Value
COMPUTERS & PERIPHERALS - 10.9%
Computer Hardware - 9.7%
3D Systems Corp. (a)(d)	33,390	$ 2,078,194
Advantech Co. Ltd.	176,000	1,127,094
Apple, Inc.	91,485	47,787,190
Cray, Inc. (a)	118,254	2,644,159
Hewlett-Packard Co.	590	14,378
Lenovo Group Ltd.	13,170,000	14,099,187
NCR Corp. (a)	394,749	14,428,076
Silicon Graphics International Corp. (a)	54,100	690,857
Stratasys Ltd. (a)	37,539	4,250,541
		87,119,676
Computer Storage & Peripherals - 1.2%
ADLINK Technology, Inc.	2,300	4,266
Catcher Technology Co. Ltd.	1,000	5,809
Chicony Electronics Co. Ltd.	290	720
EMC Corp.	460,148	11,075,762
Gemalto NV	940	105,408
NetApp, Inc.	66	2,561
SanDisk Corp.	114	7,923
		11,202,449
TOTAL COMPUTERS & PERIPHERALS		98,322,125
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.0%
Educomp Solutions Ltd.	16,123	6,253
Specialized Consumer Services - 0.1%
LifeLock, Inc.	47,700	767,493
TOTAL DIVERSIFIED CONSUMER SERVICES		773,746
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Multi-Sector Holdings - 0.2%
Investment AB Kinnevik (B Shares)	37,200	1,370,878
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
SolarCity Corp. (d)	16,639	886,526
TECO Electric & Machinery Co. Ltd.	471,000	501,643
		1,388,169
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	144	1,116
Delta Electronics, Inc.	86,000	445,558
InvenSense, Inc. (a)(d)	145,636	2,459,792
Ledlink Optics, Inc.	498,118	1,387,657
Omron Corp.	84,500	3,224,623
Sapphire Technology Co. Ltd. (a)	15,070	636,152
Tong Hsing Electronics Industries Ltd.	1,128,000	5,959,028
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Universal Display Corp. (a)(d)	327	$ 10,431
Yaskawa Electric Corp.	130,000	1,683,599
		15,807,956
Electronic Equipment & Instruments - 0.7%
Chroma ATE, Inc.	194,683	414,036
FEI Co.	3,300	293,964
Keyence Corp.	7,850	3,364,432
National Instruments Corp.	87,353	2,537,605
RealD, Inc. (a)(d)	12,949	89,607
Test Research, Inc.	20,366	27,676
		6,727,320
Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc. (a)	1,200	27,276
Fabrinet (a)	43	720
IPG Photonics Corp. (d)	2,200	145,794
Jabil Circuit, Inc.	37	772
KEMET Corp. (a)	1,417	8,034
TE Connectivity Ltd.	145,929	7,513,884
Trimble Navigation Ltd. (a)	153,780	4,393,495
		12,089,975
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	53	2,545
Digital China Holdings Ltd. (H Shares)	3,141,000	4,124,259
Redington India Ltd.	57,478	57,316
		4,184,120
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		38,809,371
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Biosensors International Group Ltd.	369,000	279,230
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (a)	33,952	4,532,932
Cerner Corp. (a)	49,354	2,765,305
M3, Inc.	1,999	5,474,418
		12,772,655
HOUSEHOLD DURABLES - 1.5%
Consumer Electronics - 1.2%
Panasonic Corp.	288,700	2,958,990
Skyworth Digital Holdings Ltd.	300,000	145,492
Sony Corp. sponsored ADR (d)	290,300	5,007,675
TCL Multimedia Technology Holdings Ltd.	5,252,000	2,160,954
Tonly Electronics Holdings Ltd. (a)	731,600	431,241
		10,704,352
Homebuilding - 0.3%
West Holdings Corp.	146,800	2,528,167

	Shares	Value
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	$ 36,267
TOTAL HOUSEHOLD DURABLES		13,268,786
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	2,000	8,501
INTERNET & CATALOG RETAIL - 2.8%
Internet Retail - 2.8%
Amazon.com, Inc. (a)	27,813	10,124,766
Ctrip.com International Ltd. sponsored ADR (a)	32,057	1,739,092
E-Commerce China Dangdang, Inc. ADR (a)	260	2,301
Expedia, Inc.	29	1,708
Groupon, Inc. Class A (a)	401,028	3,661,386
priceline.com, Inc. (a)	2,607	2,747,335
Rakuten, Inc.	185,100	2,411,786
Start Today Co. Ltd.	48,200	1,343,820
TripAdvisor, Inc. (a)	26,894	2,224,403
YOOX SpA (a)	30,281	1,089,522
		25,346,119
INTERNET SOFTWARE & SERVICES - 29.6%
Internet Software & Services - 29.6%
58.com, Inc. ADR	2,200	53,064
Angie's List, Inc. (a)(d)	222,500	3,135,025
AOL, Inc.	23,411	848,415
Baidu.com, Inc. sponsored ADR (a)	151	24,296
Bankrate, Inc. (a)	80,285	1,351,999
Bazaarvoice, Inc. (a)	2,800	26,264
ChannelAdvisor Corp. (a)	36,462	1,271,065
comScore, Inc. (a)	14,954	399,571
Cornerstone OnDemand, Inc. (a)	65,665	3,110,551
Cvent, Inc.	1,000	30,990
DealerTrack Holdings, Inc. (a)	59,570	2,221,961
Demandware, Inc. (a)	62,214	3,076,482
E2open, Inc. (a)	91,558	2,060,055
eBay, Inc. (a)	1,579	83,229
eGain Communications Corp. (a)	43,550	499,954
Facebook, Inc. Class A (a)	417,696	20,993,401
GMO Internet, Inc.	36,200	411,524
Google, Inc. Class A (a)	79,277	81,701,286
INFO Edge India Ltd. (a)	35,836	224,964
IntraLinks Holdings, Inc. (a)	13,467	139,922
Kakaku.com, Inc.	62,600	1,210,768
LinkedIn Corp. (a)	68,333	15,284,042
Livesense, Inc. (a)	11,400	565,848
LogMeIn, Inc. (a)	14,247	460,178
Mail.Ru Group Ltd.:
GDR (e)	1,800	66,384
GDR (Reg. S)	84,329	3,110,054
Marketo, Inc.	25,800	871,008
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
MercadoLibre, Inc.	134	$ 18,041
Millennial Media, Inc. (a)(d)	141,724	996,320
Move, Inc. (a)	370,201	6,282,311
NHN Corp.	42,850	24,104,326
Pandora Media, Inc. (a)(d)	53,965	1,356,140
Qihoo 360 Technology Co. Ltd. ADR (a)	1,100	90,904
Rackspace Hosting, Inc. (a)	36,639	1,877,016
Renren, Inc. ADR (a)(d)	5,900	19,529
Responsys, Inc. (a)	322,933	5,276,725
SciQuest, Inc. (a)	89,627	1,957,454
Shutterstock, Inc.	12,906	913,745
Sohu.com, Inc. (a)(d)	62,000	4,151,520
SouFun Holdings Ltd. ADR	157	8,357
TelecityGroup PLC	32,432	396,511
Tencent Holdings Ltd.	514,700	28,095,065
Textura Corp.	94,115	3,607,428
Trulia, Inc. (a)	4,177	166,955
Velti PLC (a)	10,736	2,896
VeriSign, Inc. (a)	1,630	88,476
Vocus, Inc. (a)	146,108	1,263,834
Web.com Group, Inc. (a)	107,205	2,889,175
XO Group, Inc. (a)	5,200	72,176
Yahoo! Japan Corp.	269,200	1,256,011
Yahoo!, Inc. (a)	886,682	29,198,438
Yandex NV (a)	47,876	1,764,709
Yelp, Inc. (a)	108,362	7,341,526
Youku Tudou, Inc. ADR (a)	404	11,005
Zillow, Inc. (a)	2,499	198,995
		266,637,888
IT SERVICES - 9.5%
Data Processing & Outsourced Services - 7.7%
Automatic Data Processing, Inc.	1,291	96,786
DST Systems, Inc.	40,221	3,409,534
Euronet Worldwide, Inc. (a)	33,433	1,450,992
EVERTEC, Inc.	56,400	1,323,144
Fidelity National Information Services, Inc.	333,258	16,246,328
Fiserv, Inc. (a)	17,912	1,875,924
FleetCor Technologies, Inc. (a)	52,417	6,046,301
Global Payments, Inc.	202	12,015
Heartland Payment Systems, Inc.	21,748	879,707
Jack Henry & Associates, Inc.	25,292	1,381,196
MasterCard, Inc. Class A	2,633	1,888,124
Paychex, Inc.	2,304	97,367
QIWI PLC Class B sponsored ADR	10,200	412,896
Syntel, Inc.	1,100	94,424
Total System Services, Inc.	230,113	6,864,271
VeriFone Systems, Inc. (a)	44	997

	Shares	Value
Visa, Inc. Class A	125,270	$ 24,636,851
WEX, Inc. (a)	26,253	2,450,718
		69,167,575
IT Consulting & Other Services - 1.8%
Accenture PLC Class A	136	9,996
Anite Group PLC	248,268	359,261
Bit-isle, Inc.	1,600	13,723
Camelot Information Systems, Inc. ADR (a)	145	286
ChinaSoft International Ltd. (a)	20,000	5,856
Cognizant Technology Solutions Corp. Class A (a)	133,272	11,585,335
EPAM Systems, Inc. (a)	55,506	2,079,810
IBM Corp.	375	67,204
InterXion Holding N.V. (a)	17,800	399,788
Pactera Technology International Ltd. ADR	94,096	664,318
ServiceSource International, Inc. (a)	82,288	890,356
Virtusa Corp. (a)	16,100	500,388
		16,576,321
TOTAL IT SERVICES		85,743,896
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	6	561
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	82,387	2,409,820
		2,410,381
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	13,910	100,657
Fanuc Corp.	15,400	2,470,279
King Slide Works Co. Ltd.	50,000	441,651
Mirle Automation Corp.	95,738	81,476
Proto Labs, Inc. (a)	4,552	381,731
Shin Zu Shing Co. Ltd.	4,000	8,792
SMC Corp.	3,400	791,582
		4,276,168
MEDIA - 0.2%
Advertising - 0.0%
Dentsu, Inc.	200	7,556
ReachLocal, Inc. (a)	658	8,087
		15,643
Cable & Satellite - 0.0%
DIRECTV (a)	190	11,873
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	869,545
Publishing - 0.1%
NEXT Co. Ltd.	18,100	550,969
TOTAL MEDIA		1,448,030
Common Stocks - continued
	Shares	Value
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	$ 82,830
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	95,250	85,630
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	300	4,527
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Operating Companies - 0.2%
Global Logistic Properties Ltd.	744,000	1,850,716
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	5,757	120,206
Aixtron AG (a)(d)	169,719	2,435,861
Amkor Technology, Inc. (a)(d)	1,594	8,464
Applied Materials, Inc.	524	9,353
ASM International NV (depositary receipt)	2,330	76,937
Entegris, Inc. (a)	8,857	91,670
FormFactor, Inc. (a)	176,700	922,374
GCL-Poly Energy Holdings Ltd. (a)	7,917,000	2,430,344
GT Advanced Technologies, Inc. (a)	16,686	125,145
Lam Research Corp. (a)	141	7,646
Nanometrics, Inc. (a)	8,409	156,239
Rubicon Technology, Inc. (a)(d)	333,671	2,869,571
Teradyne, Inc. (a)	4,232	74,018
Tessera Technologies, Inc.	324,314	6,168,452
Ultratech, Inc. (a)	34,227	814,260
Veeco Instruments, Inc. (a)	111,672	3,261,939
		19,572,479
Semiconductors - 8.0%
Advanced Micro Devices, Inc. (a)	1,157	3,864
Alpha & Omega Semiconductor Ltd. (a)	8,432	62,060
Altera Corp.	270,086	9,074,890
Analog Devices, Inc.	1,758	86,669
Applied Micro Circuits Corp. (a)	106,225	1,238,584
ARM Holdings PLC sponsored ADR	19	897
Avago Technologies Ltd.	2,238	101,672
Broadcom Corp. Class A	134,422	3,591,756
Canadian Solar, Inc. (a)	32	736
Cavium, Inc. (a)	60,129	2,423,800
Chipbond Technology Corp.	1,254,000	2,530,579
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	50,460	805,846
Cirrus Logic, Inc. (a)	3,406	76,397
Cree, Inc. (a)	75,634	4,594,766
Crystalwise Technology, Inc. (a)	200,000	154,918

	Shares	Value
Cypress Semiconductor Corp.	172,228	$ 1,598,276
Diodes, Inc. (a)	370	8,961
Epistar Corp.	478,000	829,822
EZchip Semiconductor Ltd. (a)	18,150	470,085
Fairchild Semiconductor International, Inc. (a)	565	7,159
Freescale Semiconductor Holdings I Ltd. (a)	160,887	2,484,095
Himax Technologies, Inc. sponsored ADR	46,500	450,585
Hittite Microwave Corp. (a)	7,140	456,175
Infineon Technologies AG	1,000	9,679
Inotera Memories, Inc. (a)	8,002,000	5,151,619
Inphi Corp. (a)	139,000	2,048,860
Intermolecular, Inc. (a)	349,254	2,025,673
International Rectifier Corp. (a)	3,569	92,937
Intersil Corp. Class A	96,094	1,072,409
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	78,913
Linear Technology Corp.	185	7,611
LSI Corp.	11,127	94,357
MagnaChip Semiconductor Corp. (a)	64	1,196
Marvell Technology Group Ltd.	566	6,792
MediaTek, Inc.	1,522	20,786
Melexis NV	16,876	549,234
Mellanox Technologies Ltd. (a)(d)	64,752	2,349,203
Micron Technology, Inc. (a)	219,584	3,882,245
Microsemi Corp. (a)	4,100	103,033
Mindspeed Technologies, Inc. (a)(d)	161,476	466,666
Monolithic Power Systems, Inc.	32,001	1,018,912
Novatek Microelectronics Corp.	817,000	3,233,582
NVIDIA Corp.	6,070	92,143
NXP Semiconductors NV (a)	59,433	2,503,318
O2Micro International Ltd. sponsored ADR (a)	14,600	43,362
ON Semiconductor Corp. (a)	9,535	67,317
PMC-Sierra, Inc. (a)	212,399	1,246,782
Power Integrations, Inc.	1,654	95,006
Radiant Opto-Electronics Corp.	153,626	574,108
Rambus, Inc. (a)	295,281	2,580,756
RDA Microelectronics, Inc. sponsored ADR	15,172	225,304
RF Micro Devices, Inc. (a)	1,611	8,458
Samsung Electronics Co. Ltd.	2	2,761
Semtech Corp. (a)	2,703	84,090
Seoul Semiconductor Co. Ltd.	5,033	209,613
Silicon Laboratories, Inc. (a)	46,300	1,862,186
Silicon Motion Technology Corp. sponsored ADR	66	818
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	321,663
SK Hynix, Inc. (a)	5,850	176,115
Skyworks Solutions, Inc. (a)	3,767	97,113
Spreadtrum Communications, Inc. ADR	277	8,424
STMicroelectronics NV (NY Shares) (d)	1,000	7,670
Synaptics, Inc. (a)	181	8,417
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Texas Instruments, Inc.	2,850	$ 119,928
Trina Solar Ltd. (a)	10,094	148,079
Xilinx, Inc.	194,804	8,847,998
YoungTek Electronics Corp.	34,491	68,900
		72,666,628
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		92,239,107
SOFTWARE - 17.5%
Application Software - 13.3%
Adobe Systems, Inc. (a)	194,017	10,515,721
ANSYS, Inc. (a)	47,662	4,168,042
Aspen Technology, Inc. (a)	112,421	4,297,855
Autodesk, Inc. (a)	142,507	5,687,454
Blackbaud, Inc.	2,435	87,660
BroadSoft, Inc. (a)	103,700	3,393,064
Citrix Systems, Inc. (a)	197,759	11,228,756
Comverse, Inc.	4,710	148,742
Concur Technologies, Inc. (a)	32,398	3,388,831
Descartes Systems Group, Inc. (a)	219,300	2,685,907
Guidewire Software, Inc. (a)	101,150	5,130,328
Informatica Corp. (a)	30	1,158
Interactive Intelligence Group, Inc. (a)	14,799	909,399
Intuit, Inc.	33,713	2,407,445
Jive Software, Inc. (a)	78,998	860,288
Kingdee International Software Group Co. Ltd. (a)	11,798,800	3,804,592
Manhattan Associates, Inc. (a)	97	10,331
MicroStrategy, Inc. Class A (a)	43,301	5,282,289
Open Text Corp.	100	7,349
Parametric Technology Corp. (a)	47,220	1,308,938
Pegasystems, Inc.	23,421	891,403
PROS Holdings, Inc. (a)	8,633	305,177
QLIK Technologies, Inc. (a)	53,287	1,350,293
salesforce.com, Inc. (a)	654,191	34,907,632
SAP AG	125	9,782
SolarWinds, Inc. (a)	12,333	446,331
Solera Holdings, Inc.	42,800	2,406,216
Splunk, Inc. (a)	38,396	2,407,813
Synchronoss Technologies, Inc. (a)	12,887	446,148
TIBCO Software, Inc. (a)	254,233	6,243,962
TiVo, Inc. (a)	8,000	106,320
Ultimate Software Group, Inc. (a)	20,100	3,105,048
Verint Systems, Inc. (a)	215	7,852
Workday, Inc. Class A	17,603	1,317,937
		119,276,063
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	269,570	4,485,645
Capcom Co. Ltd.	1,400	26,179
Electronic Arts, Inc. (a)	145,600	3,822,000

	Shares	Value
Forgame Holdings Ltd.	6,200	$ 51,180
NHN Entertainment Corp. (a)	2,649	283,301
Nintendo Co. Ltd.	59,300	6,668,502
Perfect World Co. Ltd. sponsored ADR Class B	211,832	3,713,415
Take-Two Interactive Software, Inc. (a)	4,883	87,455
		19,137,677
Systems Software - 2.1%
Allot Communications Ltd. (a)(d)	137,919	1,859,148
Check Point Software Technologies Ltd. (a)	13	754
CommVault Systems, Inc. (a)	16,615	1,297,299
FleetMatics Group PLC	11,921	378,492
Fortinet, Inc. (a)	442	8,889
Imperva, Inc. (a)	9,441	361,968
Infoblox, Inc. (a)	14,000	622,300
Insyde Software Corp.	15,000	26,703
Microsoft Corp.	2,640	93,324
NetSuite, Inc. (a)	39,404	3,975,076
Red Hat, Inc. (a)	44,848	1,940,573
ServiceNow, Inc. (a)	122,270	6,677,165
Symantec Corp.	584	13,280
Tableau Software, Inc.	1,400	86,044
Totvs SA	72,900	1,235,935
VMware, Inc. Class A (a)	1,100	89,408
		18,666,358
TOTAL SOFTWARE		157,080,098
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
RingCentral, Inc.	108,000	2,080,080
SBA Communications Corp. Class A (a)	7	612
SoftBank Corp.	119,500	8,924,130
		11,004,822
TOTAL COMMON STOCKS (Cost $812,128,656)		898,614,484
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	6,242,936	$ 6,242,936
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,795,008	26,795,008
TOTAL MONEY MARKET FUNDS (Cost $33,037,944)		33,037,944
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $845,166,600)		931,652,428
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(31,330,553)
NET ASSETS - 100%		$ 900,321,875
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,384 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,033
Fidelity Securities Lending Cash Central Fund	98,134
Total	$ 102,167
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 898,614,484	$ 846,924,404	$ 51,690,080	$ -
Money Market Funds	33,037,944	33,037,944	-	-
Total Investments in Securities:	$ 931,652,428	$ 879,962,348	$ 51,690,080	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,712,318
Level 2 to Level 1	$ 0
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $850,410,143. Net unrealized appreciation aggregated $81,242,285, of which $123,351,778 related to appreciated investment securities and $42,109,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809101.110

ANR-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
URS Corp.	33,100	$ 1,794,682
ENERGY EQUIPMENT & SERVICES - 22.1%
Oil & Gas Drilling - 2.8%
Ensco PLC Class A	216,418	12,476,498
Noble Corp.	109,898	4,143,155
Northern Offshore Ltd.	328,887	510,480
Odfjell Drilling A/S	264,200	1,863,986
Vantage Drilling Co. (a)	1,049,730	1,868,519
		20,862,638
Oil & Gas Equipment & Services - 19.3%
Cameron International Corp. (a)	204,445	11,215,853
Core Laboratories NV	37,150	6,955,223
FMC Technologies, Inc. (a)	338,044	17,088,124
Forum Energy Technologies, Inc. (a)	158,075	4,625,275
Halliburton Co.	469,314	24,887,721
National Oilwell Varco, Inc.	356,907	28,973,710
Oceaneering International, Inc.	24,473	2,101,741
Schlumberger Ltd.	498,675	46,735,821
Total Energy Services, Inc.	53,200	941,900
		143,525,368
TOTAL ENERGY EQUIPMENT & SERVICES		164,388,006
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
U.S. Silica Holdings, Inc.	23,500	818,270
OIL, GAS & CONSUMABLE FUELS - 73.3%
Coal & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. (a)	84,300	590,100
Peabody Energy Corp.	610,418	11,890,943
		12,481,043
Integrated Oil & Gas - 27.1%
Chevron Corp.	463,918	55,651,603
Exxon Mobil Corp.	1,169,954	104,851,279
Hess Corp.	168,631	13,692,837
Occidental Petroleum Corp.	130,509	12,539,305
Suncor Energy, Inc.	412,960	15,007,006
		201,742,030
Oil & Gas Exploration & Production - 37.0%
Anadarko Petroleum Corp.	381,862	36,387,630
Antero Resources Corp.	38,700	2,186,163
Bankers Petroleum Ltd. (a)	1,046,700	4,015,537

	Shares	Value
Bonanza Creek Energy, Inc. (a)	153,462	$ 7,755,969
Cabot Oil & Gas Corp.	187,865	6,635,392
Cimarex Energy Co.	200,247	21,096,021
Cobalt International Energy, Inc. (a)	377,224	8,755,369
ConocoPhillips Co.	446,693	32,742,597
Continental Resources, Inc. (a)(d)	103,334	11,769,743
Emerald Oil, Inc. (a)	56,000	487,200
Energen Corp.	16,543	1,295,648
EOG Resources, Inc.	247,363	44,129,559
EPL Oil & Gas, Inc. (a)	64,562	2,058,237
EQT Corp.	68,188	5,837,575
Gulfport Energy Corp. (a)	57,578	3,379,253
Halcon Resources Corp. (a)	300,000	1,554,000
Kodiak Oil & Gas Corp. (a)	509,012	6,601,886
Laredo Petroleum Holdings, Inc. (a)	161,594	5,133,841
Noble Energy, Inc.	291,308	21,827,708
Northern Oil & Gas, Inc. (a)	204,993	3,368,035
Oasis Petroleum, Inc. (a)	27,958	1,488,764
Painted Pony Petroleum Ltd. (a)	142,700	937,510
PDC Energy, Inc. (a)	121,277	8,223,793
Pioneer Natural Resources Co.	80,216	16,426,632
Rex Energy Corp. (a)	1,515	32,573
Rosetta Resources, Inc. (a)	41,500	2,487,510
Sanchez Energy Corp. (a)(d)	71,900	2,049,869
SM Energy Co.	82,938	7,349,136
Synergy Resources Corp. (a)	72,215	748,147
TAG Oil Ltd. (a)(e)	96,600	392,830
Whiting Petroleum Corp. (a)	114,700	7,672,283
		274,826,410
Oil & Gas Refining & Marketing - 1.6%
Marathon Petroleum Corp.	104,450	7,484,887
Phillips 66 Co.	66,546	4,287,559
		11,772,446
Oil & Gas Storage & Transport - 5.9%
Access Midstream Partners LP	146,863	7,863,045
Atlas Pipeline Partners LP	96,400	3,717,184
Magellan Midstream Partners LP	63,586	3,817,703
Markwest Energy Partners LP	50,104	3,721,725
MPLX LP	20,294	747,631
Phillips 66 Partners LP	63,769	2,142,638
Spectra Energy Corp.	53,886	1,916,725
Targa Resources Corp.	46,147	3,579,161
Tesoro Logistics LP	62,024	3,330,689
The Williams Companies, Inc.	357,251	12,757,433
		43,593,934
TOTAL OIL, GAS & CONSUMABLE FUELS		544,415,863
TOTAL COMMON STOCKS (Cost $596,331,001)		711,416,821
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	31,545,026	$ 31,545,026
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	12,102,378	12,102,378
TOTAL MONEY MARKET FUNDS (Cost $43,647,404)		43,647,404
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $639,978,405)		755,064,225
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(12,412,397)
NET ASSETS - 100%		$ 742,651,828
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,748
Fidelity Securities Lending Cash Central Fund	29,157
Total	$ 32,905
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $642,585,866. Net unrealized appreciation aggregated $112,478,359, of which $124,090,466 related to appreciated investment securities and $11,612,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809084.110

AFBT-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 97.2%
Biotechnology - 97.2%
ACADIA Pharmaceuticals, Inc. (a)	379,586	$ 8,627,990
Acceleron Pharma, Inc.	204,231	4,603,367
Acorda Therapeutics, Inc. (a)	160,905	4,925,302
Actelion Ltd.	35,752	2,768,037
ADMA Biologics, Inc.	50,300	417,490
Aegerion Pharmaceuticals, Inc. (a)	282,543	23,400,211
Agenus, Inc. (a)(d)	9,425	22,809
Agenus, Inc. warrants 6/9/18 (a)	452,000	18,274
Agios Pharmaceuticals, Inc.	7,400	171,384
Agios Pharmaceuticals, Inc.	5,087	106,033
Alexion Pharmaceuticals, Inc. (a)	387,944	47,697,715
Alkermes PLC (a)	241,256	8,489,799
Alnylam Pharmaceuticals, Inc. (a)	173,748	10,009,622
AMAG Pharmaceuticals, Inc. (a)	69,911	1,886,199
Ambit Biosciences Corp.	72,750	1,236,750
Amgen, Inc.	1,108,745	128,614,420
Arena Pharmaceuticals, Inc. (a)(d)	6,328	27,780
ARIAD Pharmaceuticals, Inc. (a)(d)	1,170,695	2,575,529
ArQule, Inc. (a)	950	2,138
Biogen Idec, Inc. (a)	316,856	77,373,067
BioMarin Pharmaceutical, Inc. (a)	250,038	15,707,387
Bionovo, Inc. warrants 2/2/16 (a)	56,850	73
BioTime, Inc. (a)	111,305	404,037
Bluebird Bio, Inc.	18,685	397,056
Bluebird Bio, Inc.	1,864	35,649
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	3,175
warrants 5/30/17 (a)	17,900	10,996
Celgene Corp. (a)	483,168	71,745,616
Cell Therapeutics, Inc. (a)	473,147	832,739
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	1,604
Celldex Therapeutics, Inc. (a)	375,402	8,600,460
Cepheid, Inc. (a)(d)	55,200	2,247,744
Chimerix, Inc.	37,895	574,109
Clovis Oncology, Inc. (a)	93,834	4,795,856
Cubist Pharmaceuticals, Inc. (a)	129,892	8,053,304
Curis, Inc. (a)	335,272	1,337,735
Cytokinetics, Inc. (a)	67,916	408,175
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	25,047
Dendreon Corp. (a)(d)	327,540	841,778
Dyax Corp. (a)	1,071,829	8,810,434
Dynavax Technologies Corp. (a)	5,369	6,604
Elan Corp. PLC sponsored ADR (a)	652	10,862
Emergent BioSolutions, Inc. (a)	17,500	341,775
Epizyme, Inc. (d)	157,153	6,022,103
Esperion Therapeutics, Inc.	18,400	288,328
Exact Sciences Corp. (a)	196,659	2,167,182
Exelixis, Inc. (a)(d)	139,102	685,773
Fate Therapeutics, Inc.	145,502	793,568
Fibrocell Science, Inc.	174,200	644,540

	Shares	Value
Fibrocell Science, Inc. (a)	105,600	$ 390,720
Genmab A/S (a)	22,800	989,906
Genomic Health, Inc. (a)	54,120	1,619,270
Geron Corp. (a)	427,965	1,690,462
Gilead Sciences, Inc. (a)	2,337,276	165,923,221
Halozyme Therapeutics, Inc. (a)(d)	225,117	2,622,613
Hyperion Therapeutics, Inc. (a)	167,347	3,351,960
Idenix Pharmaceuticals, Inc. (a)(d)	192,661	633,855
ImmunoGen, Inc. (a)(d)	184,438	3,035,849
Immunomedics, Inc. (a)(d)	338,333	1,282,282
Incyte Corp. (a)	259,374	10,115,586
Infinity Pharmaceuticals, Inc. (a)	90,634	1,228,091
Intercept Pharmaceuticals, Inc.	168,060	9,115,574
InterMune, Inc. (a)	372,018	5,241,734
Intrexon Corp.	17,700	375,240
Intrexon Corp. (a)	11,362	216,787
Ironwood Pharmaceuticals, Inc. Class A (a)	433,251	4,163,542
Isis Pharmaceuticals, Inc. (a)(d)	266,747	8,874,673
KaloBios Pharmaceuticals, Inc.	152,100	609,921
KaloBios Pharmaceuticals, Inc. (e)	13,602	54,544
KYTHERA Biopharmaceuticals, Inc. (d)	219,330	9,806,244
Lexicon Pharmaceuticals, Inc. (a)	592,358	1,421,659
Ligand Pharmaceuticals, Inc. Class B (a)	167,785	8,684,552
Macrogenics, Inc.	70,228	1,891,942
MannKind Corp. (a)(d)	693,947	3,393,401
Medivation, Inc. (a)	248,048	14,848,153
Merrimack Pharmaceuticals, Inc. (a)	2,800	7,504
Mirati Therapeutics, Inc. (a)	25,300	426,305
Momenta Pharmaceuticals, Inc. (a)	121,037	1,983,796
Myriad Genetics, Inc. (a)(d)	156,810	3,823,028
Neurocrine Biosciences, Inc. (a)	194,998	1,840,781
NeurogesX, Inc. (a)	187,202	936
NewLink Genetics Corp. (a)	117,435	1,967,036
Novavax, Inc. (a)	949,826	2,944,461
Novelos Therapeutics, Inc. (a)	137,600	55,728
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	73
NPS Pharmaceuticals, Inc. (a)	303,425	8,732,572
OncoMed Pharmaceuticals, Inc. (d)	18,700	260,117
Onconova Therapeutics, Inc.	30,810	484,949
Ophthotech Corp.	178,439	5,981,275
Opko Health, Inc. (a)(d)	590,700	5,918,814
Oragenics, Inc. (a)	108,608	284,553
Orexigen Therapeutics, Inc. (a)	543,366	2,651,626
Osiris Therapeutics, Inc. (a)(d)	219,071	2,915,835
OvaScience, Inc. (a)	12,800	123,776
PDL BioPharma, Inc. (d)	99,788	807,285
Pharmacyclics, Inc. (a)	201,133	23,862,419
PolyMedix, Inc. (a)	7,142	157
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	92,113	2,040,303
Progenics Pharmaceuticals, Inc. (a)	1,018,309	3,706,645
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Prosensa Holding BV (a)	334	$ 1,266
Protalix BioTherapeutics, Inc. (a)(d)	90,943	399,240
Prothena Corp. PLC (a)	44,200	1,062,568
PTC Therapeutics, Inc. (a)(d)	117,080	2,106,269
Puma Biotechnology, Inc. (a)	59,011	2,260,711
Raptor Pharmaceutical Corp. (a)	245,273	3,527,026
Receptos, Inc.	7,700	196,812
Regeneron Pharmaceuticals, Inc. (a)	153,164	44,049,966
Regulus Therapeutics, Inc.	174,370	1,215,359
Rigel Pharmaceuticals, Inc. (a)	1,572	4,857
Sangamo Biosciences, Inc. (a)(d)	464,115	4,348,758
Sarepta Therapeutics, Inc. (a)(d)	72,692	2,830,626
Seattle Genetics, Inc. (a)(d)	196,850	7,604,316
Sophiris Bio, Inc. (a)	141,653	654,159
Sorrento Therapeutics, Inc. (a)	28,800	276,451
Sorrento Therapeutics, Inc. (a)	17,000	164,220
Spectrum Pharmaceuticals, Inc.	363,247	3,120,292
Stemline Therapeutics, Inc.	128,093	3,564,828
Sunesis Pharmaceuticals, Inc. (a)	159,517	799,180
Synageva BioPharma Corp. (a)(d)	54,700	2,778,760
Synergy Pharmaceuticals, Inc. (a)	242,484	979,635
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	28,634
Synta Pharmaceuticals Corp. (a)(d)	342,286	1,553,978
Synthetic Biologics, Inc. (a)	100	150
TESARO, Inc. (a)	148,477	5,716,365
Theravance, Inc. (a)(d)	158,926	5,823,049
Threshold Pharmaceuticals, Inc. (a)	92,584	401,815
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	74,097
United Therapeutics Corp. (a)	120,052	10,627,003
Verastem, Inc. (a)	92,465	924,650
Vertex Pharmaceuticals, Inc. (a)	455,330	32,483,242
Vical, Inc. (a)	659,862	824,828
ZIOPHARM Oncology, Inc. (a)(d)	486,379	1,721,782
		933,294,274
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	59,745
InVivo Therapeutics Holdings Corp. (a)	98,300	116,977
		176,722
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Intra-Cellular Therapies, Inc. (f)	100	572
Intra-Cellular Therapies, Inc.	98,950	628,333
		628,905

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	75,570	$ 44,821
ChromaDex, Inc. (a)	143,866	153,937
Transgenomic, Inc. (a)	195,100	107,305
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		306,064
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	333,300	44,996
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	52,410	352,195
Auxilium Pharmaceuticals, Inc. (a)	46,358	797,821
AVANIR Pharmaceuticals Class A (a)(d)	655,315	2,654,026
Horizon Pharma, Inc. (a)	116,600	488,554
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	5,694
warrants 9/25/17 (a)	55,250	13,601
Jazz Pharmaceuticals PLC (a)	36,220	3,286,603
Pacira Pharmaceuticals, Inc. (a)	104,160	5,261,122
Repros Therapeutics, Inc. (a)(d)	77,300	1,394,492
TherapeuticsMD, Inc. (a)	113,400	478,548
Zogenix, Inc. (a)	887,791	2,601,228
Zogenix, Inc. warrants 7/27/17 (a)	32,985	8,342
		17,342,226
TOTAL COMMON STOCKS (Cost $728,897,717)		951,793,187
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (f)	282,494	714,427
Nonconvertible Preferred Stocks - 0.0%
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (f)	299,320	12,024
Neuropathic Worldwide Therapeutics Series D (f)	299,320	2,254
Oculus Worldwide TherapeuticsSeries D (f)	299,320	3,756
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (f)	299,320	$ 5,259
Orchestrate Worldwide Therapeutics Series D (f)	299,320	9,393
		37,571
TOTAL PREFERRED STOCKS (Cost $751,998)		751,998
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.09% (b)	10,212,279	10,212,279
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,694,701	26,694,701
TOTAL MONEY MARKET FUNDS (Cost $36,906,980)		36,906,980
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $766,556,695)		989,452,165
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(29,280,438)
NET ASSETS - 100%		$ 960,171,727
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,544 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $752,569 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Intra-Cellular Therapies, Inc.	8/29/13	$ 635
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,235
Fidelity Securities Lending Cash Central Fund	257,101
Total	$ 260,336
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 951,793,187	$ 949,851,266	$ 1,313,016	$ 628,905
Preferred Stocks	751,998	-	-	751,998
Money Market Funds	36,906,980	36,906,980	-	-
Total Investments in Securities:	$ 989,452,165	$ 986,758,246	$ 1,313,016	$ 1,380,903
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $769,886,083. Net unrealized appreciation aggregated $219,566,082, of which $256,090,309 related to appreciated investment securities and $36,524,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809086.110

AFDC-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 84.2%
Communications Equipment - 84.2%
ADTRAN, Inc.	2,700	$ 63,396
ADVA Optical Networking SE (a)	8,228	44,038
Alcatel-Lucent SA sponsored ADR (a)	109,257	418,454
Anaren, Inc. (a)	4,400	109,912
Aruba Networks, Inc. (a)	12,640	237,126
BlackBerry Ltd. (a)	22,100	174,811
Brocade Communications Systems, Inc. (a)	24,159	193,755
Cisco Systems, Inc.	100,524	2,261,790
Comtech Telecommunications Corp.	2,900	87,058
F5 Networks, Inc. (a)	5,765	469,905
Finisar Corp. (a)	2,259	51,980
Infinera Corp. (a)(d)	8,900	90,869
InterDigital, Inc.	1,700	65,875
Juniper Networks, Inc. (a)	30,488	568,296
Motorola Solutions, Inc.	5,747	359,302
NETGEAR, Inc. (a)	6,700	192,692
Nokia Corp. sponsored ADR (a)	75,205	573,814
Oclaro, Inc. (a)	7,800	15,912
Palo Alto Networks, Inc. (a)	1,200	50,592
Plantronics, Inc.	2,100	90,174
Polycom, Inc. (a)	29,799	309,910
QUALCOMM, Inc.	26,681	1,853,529
Radware Ltd. (a)	6,900	103,293
Riverbed Technology, Inc. (a)	16,058	237,980
Sonus Networks, Inc. (a)	26,600	79,800
Spirent Communications PLC	25,800	45,877
Symmetricom, Inc. (a)	3,900	27,963
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	42,320	507,417
Wi-Lan, Inc.	16,800	52,850
		9,338,370
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 2.6%
Apple, Inc.	400	208,940
Super Micro Computer, Inc. (a)	5,500	76,560
		285,500
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Manufacturing Services - 0.4%
TE Connectivity Ltd.	1,000	51,490
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,100	52,822
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		104,312
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Vocera Communications, Inc. (a)	1,500	25,245

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Equinix, Inc. (a)	400	$ 64,592
Google, Inc. Class A (a)	100	103,058
		167,650
IT SERVICES - 1.8%
IT Consulting & Other Services - 1.8%
Amdocs Ltd.	5,200	199,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Altera Corp.	4,400	147,840
Broadcom Corp. Class A	4,200	112,224
		260,064
SOFTWARE - 0.8%
Application Software - 0.5%
Citrix Systems, Inc. (a)	900	51,102
Systems Software - 0.3%
Rovi Corp. (a)	2,100	35,196
TOTAL SOFTWARE		86,298
TOTAL COMMON STOCKS (Cost $9,167,934)		10,467,379
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.09% (b)	653,968	653,968
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,150	2,150
TOTAL MONEY MARKET FUNDS (Cost $656,118)		656,118
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $9,824,052)		11,123,497
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(35,519)
NET ASSETS - 100%		$ 11,087,978
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 121
Fidelity Securities Lending Cash Central Fund	1,135
Total	$ 1,256
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $9,876,367. Net unrealized appreciation aggregated $1,247,130, of which $1,899,836 related to appreciated investment securities and $652,706 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809067.110

AFEL-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	2,598	57,208
COMMUNICATIONS EQUIPMENT - 8.3%
Communications Equipment - 8.3%
Cisco Systems, Inc.	4,440	99,900
CommScope Holding Co., Inc.	1,800	27,396
Juniper Networks, Inc. (a)	7,468	139,204
NETGEAR, Inc. (a)	2,590	74,488
Polycom, Inc. (a)	4,422	45,989
QUALCOMM, Inc.	11,106	771,534
Radware Ltd. (a)	5,114	76,557
Riverbed Technology, Inc. (a)	10,227	151,564
		1,386,632
COMPUTERS & PERIPHERALS - 3.4%
Computer Hardware - 1.9%
Apple, Inc.	449	234,535
Hewlett-Packard Co.	3,400	82,858
		317,393
Computer Storage & Peripherals - 1.5%
EMC Corp.	9,245	222,527
Fusion-io, Inc. (a)(d)	3,184	34,228
		256,755
TOTAL COMPUTERS & PERIPHERALS		574,148
ELECTRONIC EQUIPMENT & COMPONENTS - 7.2%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	27,524	213,311
Audience, Inc. (a)	1,300	14,846
Corning, Inc.	374	6,392
InvenSense, Inc. (a)	4,760	80,396
		314,945
Electronic Manufacturing Services - 5.3%
Flextronics International Ltd. (a)	15,770	124,425
Jabil Circuit, Inc.	25,823	538,668
TTM Technologies, Inc. (a)	26,590	232,663
Viasystems Group, Inc. (a)	12	180
		895,936
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,210,881

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Demand Media, Inc. (a)	9,370	$ 44,789
Velti PLC (a)(d)	34,420	9,283
		54,072
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.4%
EVERTEC, Inc.	3,080	72,257
IT Consulting & Other Services - 0.4%
Teradata Corp. (a)	1,300	57,291
TOTAL IT SERVICES		129,548
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 72.3%
Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	700	14,616
GT Advanced Technologies, Inc. (a)(d)	6,781	50,858
Lam Research Corp. (a)	842	45,662
LTX-Credence Corp. (a)	9,449	57,922
Teradyne, Inc. (a)(d)	9,462	165,490
		334,548
Semiconductors - 70.3%
Advanced Micro Devices, Inc. (a)(d)	30,195	100,851
Altera Corp.	25,681	862,882
Analog Devices, Inc.	12,626	622,462
Avago Technologies Ltd.	7,043	319,963
Broadcom Corp. Class A	62,848	1,679,299
Cypress Semiconductor Corp.	25,500	236,640
Entropic Communications, Inc. (a)	11,604	49,665
EZchip Semiconductor Ltd. (a)	4,457	115,436
Freescale Semiconductor Holdings I Ltd. (a)(d)	15,505	239,397
Inphi Corp. (a)	4,181	61,628
Intel Corp.	81,328	1,986,839
Intermolecular, Inc. (a)	7,805	45,269
Intersil Corp. Class A	53,550	597,618
LSI Corp.	32,329	274,150
Marvell Technology Group Ltd.	14,345	172,140
Maxim Integrated Products, Inc.	16,699	495,960
Micron Technology, Inc. (a)	29,364	519,156
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	24,298	368,844
NXP Semiconductors NV (a)	1,633	68,782
O2Micro International Ltd. sponsored ADR (a)	10,935	32,477
Omnivision Technologies, Inc. (a)	7,751	108,592
ON Semiconductor Corp. (a)	100,392	708,768
PMC-Sierra, Inc. (a)	45,099	264,731
RF Micro Devices, Inc. (a)	5,500	28,875
Samsung Electronics Co. Ltd.	195	269,180
Skyworks Solutions, Inc. (a)	16,658	429,443
Spansion, Inc. Class A (a)	8,907	106,617
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Texas Instruments, Inc.	9,060	$ 381,245
Trident Microsystems, Inc. (a)	19	0
Wolfson Microelectronics PLC (a)	22,117	49,825
Xilinx, Inc.	13,653	620,119
		11,816,855
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,151,403
SOFTWARE - 0.9%
Application Software - 0.7%
Citrix Systems, Inc. (a)	1,060	60,187
Nuance Communications, Inc. (a)	3,575	55,627
		115,814
Systems Software - 0.2%
Allot Communications Ltd. (a)	2,393	32,258
TOTAL SOFTWARE		148,072
TOTAL COMMON STOCKS (Cost $17,121,043)		15,711,965
Convertible Bonds - 1.1%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Semiconductors - 1.1%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 30,000	51,394
1.875% 8/1/31	53,000	100,369
3.125% 5/1/32	15,000	28,734
(Cost $94,854)		180,497
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	867,396	$ 867,396
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	377,604	377,604
TOTAL MONEY MARKET FUNDS (Cost $1,245,000)		1,245,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $18,460,897)		17,137,462
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(329,353)
NET ASSETS - 100%		$ 16,808,109
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,394 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 220
Fidelity Securities Lending Cash Central Fund	3,409
Total	$ 3,629
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,711,965	$ 15,711,964	$ 1	$ -
Convertible Bonds	180,497	-	180,497	-
Money Market Funds	1,245,000	1,245,000	-	-
Total Investments in Securities:	$ 17,137,462	$ 16,956,964	$ 180,498	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $18,668,738. Net unrealized depreciation aggregated $1,531,276, of which $820,026 related to appreciated investment securities and $2,351,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

1.809102.110

ARE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Brookdale Senior Living, Inc. (a)	87,885	$ 2,379,926
Emeritus Corp. (a)	374,317	7,171,914
TOTAL HEALTH CARE FACILITIES		9,551,840
REAL ESTATE INVESTMENT TRUSTS - 95.0%
REITs - Apartments - 16.4%
AvalonBay Communities, Inc.	221,158	27,655,808
Camden Property Trust (SBI)	292,674	18,789,671
Equity Residential (SBI)	338,009	17,698,151
Essex Property Trust, Inc.	177,703	28,610,183
Home Properties, Inc.	179,770	10,841,929
Mid-America Apartment Communities, Inc.	281,414	18,685,890
TOTAL REITS - APARTMENTS		122,281,632
REITs - Health Care Facilities - 11.8%
HCP, Inc.	536,695	22,272,843
Health Care REIT, Inc.	236,669	15,347,985
Senior Housing Properties Trust (SBI)	14,500	357,280
Ventas, Inc.	773,305	50,450,418
TOTAL REITS - HEALTH CARE FACILITIES		88,428,526
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	439,171	10,351,260
Host Hotels & Resorts, Inc.	784,934	14,560,526
LaSalle Hotel Properties (SBI)	334,800	10,395,540
Sunstone Hotel Investors, Inc.	643,291	8,523,606
TOTAL REITS - HOTELS		43,830,932
REITs - Industrial Buildings - 15.7%
DuPont Fabros Technology, Inc. (d)	98,979	2,459,628
First Industrial Realty Trust, Inc.	589,539	10,652,970
First Potomac Realty Trust	16,801	206,484
Prologis, Inc.	1,213,657	48,485,597
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	324,894	$ 54,247,551
Terreno Realty Corp.	64,400	1,145,032
TOTAL REITS - INDUSTRIAL BUILDINGS		117,197,262
REITs - Malls - 15.1%
CBL & Associates Properties, Inc.	252,900	5,009,949
General Growth Properties, Inc.	541,300	11,491,799
Simon Property Group, Inc.	625,750	96,709,662
TOTAL REITS - MALLS		113,211,410
REITs - Management/Investment - 3.6%
American Tower Corp.	47,000	3,729,450
Coresite Realty Corp.	189,845	6,158,572
Equity Lifestyle Properties, Inc.	161,351	6,129,724
Retail Properties America, Inc.	250,450	3,583,940
Weyerhaeuser Co.	250,900	7,627,360
TOTAL REITS - MANAGEMENT/INVESTMENT		27,229,046
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	111,522	4,970,536
REITs - Office Buildings - 18.0%
Alexandria Real Estate Equities, Inc.	307,784	20,246,032
Boston Properties, Inc.	354,832	36,725,112
Cousins Properties, Inc.	1,546,300	17,519,579
Douglas Emmett, Inc.	451,000	11,243,430
Piedmont Office Realty Trust, Inc. Class A (d)	794,700	14,686,056
SL Green Realty Corp.	358,965	33,947,320
TOTAL REITS - OFFICE BUILDINGS		134,367,529
REITs - Shopping Centers - 7.8%
Acadia Realty Trust (SBI)	327,654	8,738,532
Cedar Shopping Centers, Inc.	603,023	3,443,261
Equity One, Inc.	747,895	18,031,748
Excel Trust, Inc.	86,725	1,047,638
Glimcher Realty Trust	1,450,384	14,866,436
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	658,731	$ 4,215,878
Vornado Realty Trust	85,516	7,616,055
TOTAL REITS - SHOPPING CENTERS		57,959,548
TOTAL REAL ESTATE INVESTMENT TRUSTS		709,476,421
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Forest City Enterprises, Inc. Class A (a)	529,367	10,724,975
TOTAL COMMON STOCKS (Cost $593,751,480)		729,753,236
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.09% (b)	17,669,816	17,669,816
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,481,225	3,481,225
TOTAL MONEY MARKET FUNDS (Cost $21,151,041)		21,151,041
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $614,902,521)		750,904,277
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,892,924)
NET ASSETS - 100%		$ 747,011,353
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,379
Fidelity Securities Lending Cash Central Fund	3,276
Total	$ 6,655
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $619,649,974. Net unrealized appreciation aggregated $131,254,303, of which $140,351,409 related to appreciated investment securities and $9,097,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013